INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of income tax reconciliation

	Year ended December 31,
	2024	2023
(Loss) income before income taxes	$(944.8)	$192.1
Income tax (recovery) expense at the combined basic federal and provincial tax rate (26.5% in 2024 and 2023)	(250.4)	50.9
Decrease (increase) resulting from:
Permanent differences	51.7	124.6
Variance between combined Canadian tax rate and the tax rate applicable to U.S. income	(2.8)	(0.7)
Recognition of previously unrecognized deductible temporary differences	(497.1)	(15.8)
Non-taxable income	504.7	—
Changes in estimate related to prior years	(11.9)	—
Other	(1.3)	0.9
Income tax (recovery) expense	$(207.1)	$159.9

Schedule of deferred tax assets and liabilities

					Recognized in
		Acquisitions			other
	Balance,	via business	Foreign	Recognized	comprehensive	Balance,
	December 31, 2023	combinations	exchange	in net loss	loss	December 31, 2024
Deferred income tax assets
Non-capital loss carry forwards	$456.3	$—	$14.9	$(342.7)	$—	$128.5
Landfill closures and post-closure obligations	214.7	4.0	17.6	56.7	—	293.0
Investment in subsidiary	—	—	—	466.0	—	466.0
Accrued liabilities	4.3	—	0.4	(0.5)	—	4.2
Cash flow hedges	5.6	—	—	—	17.6	23.2
Other	182.2	2.8	14.6	7.0	—	206.6
	$863.1	$6.8	$47.5	$186.5	$17.6	$1,121.5
Deferred income tax liabilities
Property and equipment	$839.0	$(0.1)	$80.8	$(71.3)	$—	$848.4
Intangible assets	536.0	1.7	8.5	(61.0)	—	485.2
Other	(42.7)	—	(0.5)	86.3	—	43.1
	$1,332.3	$1.6	$88.8	$(46.0)	$—	$1,376.7

					Recognized in
		Acquisitions			other
	Balance,	via business	Foreign	Recognized	comprehensive	Balance,
	December 31, 2022	combinations	exchange	in net loss	loss	December 31, 2023
Deferred income tax assets
Non-capital loss carry forwards	$464.7	$—	$(2.7)	$(5.7)	$—	$456.3
Landfill closures and post-closure obligations	205.0	—	(4.1)	13.8	—	214.7
Accrued liabilities	3.4	—	(0.1)	1.0	—	4.3
Cash flow hedges	15.8	—	—	(0.4)	(9.8)	5.6
Other	194.7	11.9	(1.0)	(23.0)	(0.4)	182.2
	$883.6	$11.9	$(7.9)	$(14.3)	$(10.2)	$863.1
Deferred income tax liabilities
Property and equipment	$929.9	$11.8	$(16.9)	$(85.8)	$—	$839.0
Intangible assets	592.1	85.0	(4.5)	(136.6)	—	536.0
Other	(55.8)	3.3	(1.2)	11.0	—	(42.7)
	$1,466.2	$100.1	$(22.6)	$(211.4)	$—	$1,332.3